Adjusting Items Included In Profit from Operations - Net Financing Costs and Associates- Additional Information (Details) - GBP (£)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure Of Adjusting Items [Line Items]
Interest incurred on adjusting tax payable	£ 3,000,000	£ 23,000,000	£ 80,000,000
ITC Ltd.
Disclosure Of Adjusting Items [Line Items]
Gain on disposal of ownership	19,000,000	29,000,000	25,000,000
Charge incurred in disposal of ownership	4,000,000
Russia
Disclosure Of Adjusting Items [Line Items]
Interest incurred on adjusting tax payable			50,000,000
FII GLO
Disclosure Of Adjusting Items [Line Items]
Interest incurred on adjusting tax payable	12,000,000	£ 15,000,000	£ 28,000,000
Top of Range
Disclosure Of Adjusting Items [Line Items]
Adjustments for impairment of goodwill	£ 100,000,000
Top of Range | ITC Ltd.
Disclosure Of Adjusting Items [Line Items]
Ownership interest in associates	29.45%
Bottom of Range | ITC Ltd.
Disclosure Of Adjusting Items [Line Items]
Ownership interest in associates	29.46%